Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bird Rides [Member]
Income Taxes
Note 6 – Income Taxes
The Company computes its quarterly

income tax provision and resulting effective tax rate by using a forecasted annual effective tax rate and adjusting for any discrete items arising during the quarter. The Company’s effective tax rate was 0.05% (tax benefit) and 0.03% for the three months ended September 30, 2021 and 2020, respectively, and 0.07% and 0.03% for the nine months ended September 30, 2021 and 2020, respectively.
The effective tax rate differs from the U.S. statutory tax rate primarily due to a valuation allowance against our U.S. deferred tax assets and majority of foreign deferred tax assets. We expect to maintain this valuation allowance until it becomes more likely than not that the benefit of our deferred tax assets will be realized by way of expected future taxable income.

Note 7 — Income Taxes
The U.S. and foreign components of loss before provision for income taxes for the years ended December 31, 2020 and December 31, 2019 are as follows (in thousands):

	For the year ended December 31,
	2020	2019
U.S.	$(105,235)	$(314,663)
Foreign	(102,931)	(72,543)

Loss before income taxes	$(208,166)	$(387,206)

The components of the provision for income taxes for the years ended December 31, 2020 and December 31, 2019 are as follows (in thousands):

	For the year ended December 31,
	2020	2019
Current
Federal	$—	$—
State	38	41
Foreign	26	235

Total current tax expense	$64	$276

Deferred
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred tax expense	$—	$—

Total provision for income taxes	$64	$276

The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2020 and December 31, 2019:

	For the year ended December 31,
	2020	2019
Federal statutory income tax rate	21%	21%
Stock-based compensation	-0.37%	-0.23%
Valuation allowance	-22.93%	-21.56%
Foreign Rate Differential	1.92%	0.75%
Cumulative Translation Adjustment	1.04%	0.00%
Other	-0.69%	-0.03%

Effective income tax rate	-0.03%	-0.07%

The effective tax rate is different than the U.S. statutory federal tax rate primarily due to a full valuation allowance on the Company’s U.S. deferred tax assets and foreign deferred tax assets.

Deferred income taxes for the years ended December 31, 2020 and December 31, 2019 consist of the following (in thousands):

	For the year ended December 31,
	2020	2019
Deferred tax assets
Net operating losses	$240,128	$169,731
Other	8,986	4,372

Total deferred tax assets	$249,114	$174,103

Deferred tax liabilities
Fixed assets	$(2,903)	$(4,915)
Other	(578)	(295)

Total deferred tax liabilities	$(3,481)	$(5,210)
Less: Valuation allowance	(245,633)	(168,893)

Net deferred tax assets	$—	$—

As of December 31, 2020, the Company has a full valuation allowance against its U.S. deferred tax assets foreign deferred tax assets. The Company analyzed all sources of available income and determined they do not have sufficient evidence to support the realizability of its deferred tax assets. The Company does not believe it is more likely than not to realize the benefits of the deferred assets. As of December 31, 2020, the Company has a valuation allowance of $163.6 million against its U.S. deferred tax assets and a valuation allowance of $82.0 million against its foreign deferred tax assets. The Company will continue to assess the realizability of its deferred tax assets in future reporting periods and reduce the valuation allowance at such time as management believes it is more likely than not that the deferred tax assets will be realized.
As of December 31, 2020, the Company has U.S. federal net operating loss carryforwards of $1.9 million which expire if unused in 2037 and approximately $657.5 million with an indefinite carryforward period. As of December 31, 2020, the Company has U.S. state net operating loss carryforwards of approximately $465.0 million which begin to expire in 2037. As of December 31, 2020, the Company has foreign net operating loss carryforwards of approximately $301.3 million in various jurisdictions with various expirations.
As of December 31, 2020, the Company has U.S. federal research tax credit carryforwards of approximately $3.1 million which, if not utilized, begin to expire in 2037. As of December 31, 2020, the Company has California research tax credit carryforwards of approximately $5.1 million, which do not expire.
Utilization of the net operating loss and research and development carryforwards are subject to an annual limitation due to ownership change limitations provided by Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), as well as similar state and foreign provisions. The annual limitation may result in the expiration of the net operating loss before utilization. At this time, the Company does not expect the limitation to result in a reduction in the total amount realizable.
The Company and its subsidiaries file tax returns in the United States (federal and state) and various foreign jurisdictions. All tax periods for all jurisdictions since the Company’s inception in 2017 are currently subject to income tax examination.

The following table reflects changes in gross unrecognized tax benefits for the years ended December 31, 2020 and December 31, 2019 (in thousands):

	For the year ended December 31,
	2020	2019
Unrecognized tax benefits at beginning of year	$10,743	$759
Gross Increases — current year positions	3,250	9,984

Unrecognized tax benefits at end of year	$13,993	$10,743

As of December 31, 2020, none of our unrecognized tax benefits, if recognized, would impact the effective tax rate.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits within the provision for income taxes in the consolidated statements of operations. The amount of interest and penalties accrued as of December 31, 2020 and December 31, 2019 was zero.
The Company does not expect any material changes to its unrecognized tax benefits within the next 12 months.
As of December 31, 2020, the open tax years for the Company’s major tax jurisdictions are as follows:

Jurisdiction	Tax Years
U.S. Federal	2018-2020
U.S. State	2018-2020
Netherlands	2018-2020